GOING CONCERN	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2. GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States, which contemplate the continuation of the Company as a going concern.

Through December 31, 2025, the Company has incurred an accumulated deficit of $40,767,900, primarily as a result of expenses incurred through a combination of development and commercialization activities related to our products and general and administrative expenses supporting those activities, as well as an operating loss of $3,295,932 for the year ended December 31, 2025. Our total cash balance as of December 31, 2025 was $791,432. At December 31, 2025, we had a working capital deficit of $12,342,855. We anticipate that we will continue to incur losses and negative cash flows from operations, and that such losses will increase over the next several years. As a result of these expected losses and negative cash flows from operations, along with our current cash position, we may not have sufficient resources to fund operations for one year from the date we issued these financial statements. Therefore, there is substantial doubt about our ability to continue as a going concern.